Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	835,000
Proposed Maximum Offering Price per Unit	52.18
Maximum Aggregate Offering Price	$ 43,570,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,017.06
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share, of the Registrant (the "Common Stock") as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Forum Energy Technologies, Inc. Second Amended and Restated 2016 Stock and Incentive Plan (as amended, the "Plan"). The "Amount Registered" represents (i) 625,000 shares of Common Stock authorized to be issued under the Plan and (ii) 210,000 shares of Common Stock that may become available for issuance under the Plan as a result of outstanding awards that, in whole or in part, are terminated, expire or are otherwise cancelled. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on July 29, 2026.